Related party transactions (Details Narrative) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Board of directors [member]
IfrsStatementLineItems [Line Items]
Key management personnel,	$ 7,322	$ 2,296